Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants
The following tables provide quantitative information associated with the fair value measurement of the Level 3 inputs:

	Fair Value as of June 30, 2021	Valuation Methodology	Transaction	Probability of Occurrence	Period (years)	Discount Rate
	(in thousands)
Convertible Bridge Notes	$77,574	Probability-Weighted Payoff Approach	Merger	90.0%	0.17	6.9%
			Maturity	5.0%	3.84	8.2%
			Other	5.0%	0.17 - 0 .34	6.9%-7.0%
Consent Fee Liability	$2,983	Probability-Weighted Payoff Approach	Merger	90.0%	0.17	6.9%
			Maturity	5.0%	3.84	8.2%
			Other	5.0%	0.17-0.34	6.9%

	Fair Value as of June 30, 2021	Valuation Methodology	Transaction	Probability of Occurrence	Period (years)
	(in thousands)
Class A Common Stock Warrants	$32,889	Option Pricing Method (“OPM”)	Merger	90.0%	0.17
			Other	10.0%	0.17

	Fair Value as of June 30, 2021	Valuation Methodology	Significant Other Unobservable Inputs	Inputs
	(in thousands)
Series B Preferred Stock Warrants	$1,106	Black-Scholes Option Pricing Model	Preferred stock value	$1.1140
			Exercise price of warrant	$0.0100
			Term in years	0.17
			Risk-free interest rate	0.05%
			Volatility	50.0%

	Fair Value as of June 30, 2021	Valuation Methodology	Significant Other Unobservable Inputs	Inputs
	(in thousands)
Series C Preferred Stock Warrants	$70	Black-Scholes Option Pricing Model	Preferred stock value	$4.6506
			Exercise price of warrant	$4.3177
			Term in years	0.17
			Risk-free interest rate	0.05%
			Volatility	15.0%

Osprey Technology Acquisition Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of Assets Measured at Fair Value On Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$317,984,713	$318,041,728
Liabilities:
Warrant Liability – Public Warrants	1	27,039,375	23,244,375
Warrant Liability – Private Placement Warrants	3	20,313,000	12,487,500

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$318,041,728	$316,958,514

Liabilities:
Warrant Liability – Public Warrants	1	23,244,375	14,231,250
Warrant Liability – Private Placement Warrants	3	12,487,500	7,575,750

Summary of Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants
The key inputs into the Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants and subsequent measurement of the Private Placement Warrants are as follows:

Input	June 30, 2021	December 31, 2020
Risk-free interest rate	0.86%	0.38%
Market price of public stock	$9.99	$10.47
Dividend Yield	0.00%	0.00%
Implied volatility	32.8%	21.8%
Exercise price	$11.50	$11.50

The key inputs into the Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants and subsequent measurement of the Private Place Warrants are as follows:

Input	November 5, 2019 (Initial Measurement)	December 31, 2019	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Risk-free interest rate	1.66%	1.76%	0.45%	0.35%	0.32%	0.38%
Market price of public stock	$9.69	9.78	9.72	10.05	10.19	10.47
Dividend Yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Implied volatility	10.7%	13.8%	14.4%	17.9%	22.1%	21.8%
Exercise price	$11.50	11.50	11.50	11.50	11.50	11.50

Summary of Warrants
The following table presents the changes in the fair value of warrant liabilities:

For the six month-period ended June 30, 2021	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$12,487,500	$23,244,375	$35,731,875
Change in fair value of warrant liability	7,242,750	3,478,750	10,721,500

Fair value as of March 31, 2021	$19,730,250	$26,723,125	$46,453,375

Change in fair value of warrant liability	582,750	316,250	899,000

Fair value as of June 30, 2021	$20,313,000	$27,039,375	$47,352,375

For the six month-period ended June 30, 2020	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$7,575,750	$14,231,250	$21,807,000
Change in fair value of warrant liability	(1,914,750)	(3,478,750)	(3,620,625)

Fair value as of March 31, 2020	$5,661,000	$10,752,500	$16,413,500

Change in fair value of warrant liability	(3,1630,50)	(5,850,625)	(5,393,500)

Fair value as of June 30, 2020	$8,824,500	$16,603,125	$25,427,625

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2018	—	—	—
Initial measurement on November 5, 2019 (IPO)	4,650,000	8,387,500	13,037,500
Initial measurement on November 13, 2019 (over-allotment)	511,500	1,258,125	1,769,625
Change in valuation inputs or other assumptions	2,414,250	4,585,625	6,999,875
Fair value as of December 31, 2019	7,575,750	14,231,250	21,807,000
Change in valuation inputs or other assumptions	(1,914,750)	(3,478,750)	(5,393,000)
Fair value as of March 31, 2020	5,661,000	10,752,500	16,413,500
Change in valuation inputs or other assumptions	3,163,500	5,850,625	9,014,125
Fair value as of June 30, 2020	8,824,500	16,603,125	25,427,625
Change in valuation inputs or other assumptions	3,080,250	5,534,375	8,614,625
Fair value as of September 30, 2020	11,904,750	22,137,500	34,042,250
Change in valuation inputs or other assumptions	582,750	1,106,875	1,689,625
Fair value as of December 31, 2020	12,487,500	23,244,375	35,731,875
Fair value as of January 1, 2018	$—	$—	$—
Initial measurement on November 5, 2019	4,650,000	8,387,500	13,037,500
Initial measurement on November 13, 2019 (over-allotment)	511,500	1,258,125	1,769,625
Change in valuation inputs or other assumptions	2,414,250	4,585,625	6,999,875

Fair value as of December 31, 2019	7,575,750	14,231,250	21,807,000
Change in valuation inputs or other assumptions	4,911,750	9,013,125	13,924,875

Fair value as of December 31, 2020	$12,487,500	$23,244,375	$35,731,875

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $9,645,625 during the period from November 11, 2019 through December 31, 2019.